Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cost:
Business license	$ 453,617	$ 461,086
Trademark	1,388,361	1,370,920
Software	737,184	518,713
Total cost	2,579,162	2,350,719
Less: Accumulated amortization	(1,267,509)	(848,488)
Intangible assets, net	$ 1,311,653	$ 1,502,231